Affiliated companies and variable interest entities	12 Months Ended
Mar. 31, 2018
Affiliated companies and variable interest entities

11. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2017	2018
Current assets	11,795,296	12,766,962
Noncurrent assets	11,003,432	12,326,689

Total assets	22,798,728	25,093,651

Current liabilities	7,419,176	8,061,342
Long-term liabilities and noncontrolling interests	5,423,938	5,940,549
Affiliated companies accounted for by the equity method shareholders’ equity	9,955,614	11,091,760

Total liabilities and shareholders’ equity	22,798,728	25,093,651

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	2,845,422	3,162,711

Number of affiliated companies accounted for by the equity method at end of period	54	57

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Net revenues	31,037,029	30,309,263	30,680,535

Gross profit	3,852,899	3,644,267	4,065,344

Net income attributable to affiliated companies accounted for by the equity method	957,742	1,099,080	1,344,687

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	329,099	362,060	470,083

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2017	2018
Denso Corporation	24.9%	24.4%
Toyota Industries Corporation	24.9%	24.9%
Aisin Seiki Co., Ltd.	24.1%	24.9%
Toyota Tsusho Corporation	22.0%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥2,126,128 million and ¥2,334,642 million at March 31, 2017 and 2018, respectively, were quoted on various established markets at an aggregate value of ¥2,894,106 million and ¥3,145,940 million, respectively. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the years ended March 31, 2016, 2017 and 2018.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2017	2018
Trade accounts and notes receivable, and other receivables	289,406	301,335
Accounts payable and other payables	691,173	736,023

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Net revenues	1,804,493	1,914,318	2,004,632
Purchases	4,359,854	5,357,682	5,749,430

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2016, 2017 and 2018 were ¥186,212 million, ¥180,326 million and ¥196,403 million, respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables and vehicles on operating leases related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

Related to securitization transactions, ¥2,092,311 million and ¥1,964,350 million retail finance receivables, ¥557,383 million and ¥618,787 million vehicles on operating leases, ¥151,943 million and ¥146,828 million restricted cash and ¥2,067,221 million and ¥1,952,973 million secured debt were included in Toyota’s consolidated financial statements as of March 31, 2017 and 2018, respectively. The creditors of the VIEs do not have recourse to Toyota’s general credit with the exception of debts guaranteed by Toyota. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

Toyota has variable interests in investment trusts that are VIEs due mainly to insufficient equity within the structure but determined that it was not the primary beneficiary due to lack of the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and, therefore, does not consolidate the VIEs. Investments in the trusts are held at fair value and are included in “Marketable securities and other securities investments” in the accompanying consolidated balance sheets. As of March 31, 2018, the maximum exposure to loss is limited to the carrying value of its investment in the trusts, which totaled ¥446,778 million, compared to ¥539,862 million as of March 31, 2017. Toyota does not provide support that is not contractually required to the trusts.

As for VIEs other than those specified above, neither the aggregate size nor Toyota’s involvements are material to Toyota’s consolidated financial statements.